SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 8 – SUBSEQUENT EVENTS In accordance with ASC 855 the Company’s management reviewed all material events through May 14, 2026 and noted no material subsequent events.

NOTE 9 – SUBSEQUENT EVENTS

On February 5, 2026, the Company entered into an Asset Purchase agreement whereby the Company acquired various physical and intangible assets for 1,000,000 shares of Series A Preferred Stock.

On February 10, 2026, the Company filed Certificate of Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to Ecominas Corp. In addition to the name change the Company also underwent a change in control through a private transaction. As part of the change of Tejas Bansilal Parikh resigned from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Secretary of the Company and the Company appointed Mr. Silva Canelon to these positions.

In accordance with ASC 855 the Company’s management reviewed all material events through April  9, 2026, and noted no material subsequent events.